Inventories - Summary of Write downs reversals of Inventories (Detail) - TWD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Write-downs (reversals of write-downs) of inventories [abstract]
Write downs Reversals of Inventories	$ (946.0)	$ 273.7